Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details)	12 Months Ended
Dec. 31, 2024
Rymco Medical S.A.S. [Member] | Banco de Occidente [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Company	Rymco Medical S.A.S.
Banks	Banco de Occidente
Pharmarketing S.A. [Member] | Banco General de Panama [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Payment commitments	Monthly installments including the principal amount and accrued interest from January 2025 to December 2025
Company	Pharmarketing S.A.
Banks	Banco General de Panama
Category 1 [Member] | Funtrition S.A.S. [Member] | Banco de Occidente [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Payment commitments	Monthly installments including the principal amount and the corresponding accrued interest from January 2026 to December 2026; except for Bretton Woods, which has monthly interest payments and a single capital payment in December 2026.
Company	Funtrition S.A.S.
Banks	Banco de Occidente
Category 1 [Member] | Funtrition S.A.S. [Member] | Bretton Woods [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Bretton Woods
Category 1 [Member] | Funtrition S.A.S. [Member] | ITAU [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	ITAU
Category 1 [Member] | Procaps S.A. [Member] | Banco de Bogotá [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Company	Procaps S.A.
Banks	Banco de Bogotá
Category 1 [Member] | Procaps S.A. [Member] | Banco de Occidente [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Banco de Occidente
Category 1 [Member] | Procaps S.A. [Member] | Bancolombia [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Bancolombia
Category 1 [Member] | Procaps S.A. [Member] | Bancoomeva [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Bancoomeva
Category 1 [Member] | Procaps S.A. [Member] | BBVA [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	BBVA
Category 1 [Member] | Procaps S.A. [Member] | BCP [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	BCP
Category 1 [Member] | Colbras Industria e Comercio Ltda. [Member] | ITAU [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Company	Colbras Industria e Comercio Ltda.
Banks	ITAU
Category 1 [Member] | Colbras Industria e Comercio Ltda. [Member] | Santander [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Santander
Category 2 [Member] | Procaps S.A. de CV [Member] | Banco Cuscatlán [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Payment commitments	A single payment of principal and accrued interest in December 2025.
Company	Procaps S.A. de CV
Banks	Banco Cuscatlán
Category 2 [Member] | Procaps S.A. de CV [Member] | Banco Davivienda [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Banco Davivienda
Category 2 [Member] | Procaps S.A. de CV [Member] | Banco Promerica [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Banco Promerica
Category 2 [Member] | Procaps S.A. de CV [Member] | Dr. Nico [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Dr. Nico
Category 2 [Member] | Procaps S.A. de CV [Member] | Gems [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Gems
Category 2 [Member] | Procaps S.A. de CV [Member] | Pentágono [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Pentágono
Category 3 [Member] | Unimed del Perú S.A. [Member] | BAN BIF [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Company	Unimed del Perú S.A.
Banks	BAN BIF
Category 3 [Member] | Unimed del Perú S.A. [Member] | Banco de Crédito del Peru [Member]
Borrowings - Schedule of Payment Commitments Based on the Aforementioned Categories (Details) [Line Items]
Banks	Banco de Crédito del Peru